UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     /s/ Jennifer M. Pulick     New York, NY     November 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $509,311 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/     SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT     PRN CALL DSCRETN MANAGERS SOLE   SHARED  NONE
---------------------------- ---------------- --------- --------   --------     --- ---- ------- -------- -------- ----- ----
CENTRAL PAC FINL CORP        COM NEW          154760409 6234.68352   604136      SH       SOLE            604136      0   0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305 1053.9        22500      SH       SOLE            22500       0   0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305 1085.75845    23180.1548 SH       SOLE            23180.1548  0   0
CHEMTURA CORP                COM NEW          163893209 38875.81864 3875954      SH       SOLE            3875954     0   0
CIT GROUP INC                COM NEW          125581801 85343.40513 2810122      SH       SOLE            2810122     0   0
COEUR D ALENE MINES CORP IDA COM NEW          192108504   214.4       10000      SH       SOLE            10000       0   0
COLFAX CORP                  COM              194014106   709.1       35000      SH       SOLE            35000       0   0
CONOCOPHILLIPS               COM              20825C104  1266.4       20000      SH       SOLE            20000       0   0
DYNEGY INC DEL               COM              26817G300 13847.32    3361000      SH       SOLE            3361000     0   0
ENDEAVOUR INTL CORP          COM NEW          29259G200 21054.88686 2638457      SH       SOLE            2638457     0   0
EXCO RESOURCES INC           COM              269279402 74195.51055 6921223      SH       SOLE            6921223     0   0
GRAPHIC PACKAGING HLDG CO    COM              388689101  2041.07865  591617      SH       SOLE            591617      0   0
HEADWATERS INC               COM              42210P102    28.8       20000      SH       SOLE            20000       0   0
JUNIPER NETWORKS INC         COM              48203R104  1294.5       75000      SH       SOLE            75000       0   0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100 59651.41504 2441728      SH       SOLE            2441728     0   0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105  1598.22168   71222      SH       SOLE            71222       0   0
MACYS INC                    COM              55616P104  1631.84      62000      SH       SOLE            62000       0   0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  3587.35      65000      SH       SOLE            65000       0   0
MOTRICITY INC                COM              620107102   632.7377   374401      SH       SOLE            374401      0   0
NATIONAL CINEMEDIA INC       COM              635309107   158.70673  258970      SH       SOLE            258970      0   0
PROSHARES TR                 PSHS ULTASH DW30 74347R867   203.9       10000      SH       SOLE            10000       0   0
PROSHARES TR                 PSHS ULT S&P 500 74347R107   379.7       10000      SH       SOLE            10000       0   0
QUAD / GRAPHICS INC          COM CL A         747301109  6862.84144  379792      SH       SOLE            379792      0   0
REGAL BELOIT CORP            COM              758750103  1388.628     30600      SH       SOLE            30600       0   0
REGAL ENTMT GROUP            CL A             758766109   872.3657   287500      SH       SOLE            287500      0   0
SEMGROUP CORP                CL A             81663A105 24593.6142  1232145      SH       SOLE            1232145     0   0
SMITH A O                    COM              831865209  1665.56      52000      SH       SOLE            52000       0   0
SPECTRUM BRANDS HLDGS INC    COM              84763R101 25848.1927  1094335      SH       SOLE            1094335     0   0
SPRINT NEXTEL CORP           COM SER 1        852061100   136.8       45000      SH       SOLE            45000       0   0
STERLING FINL CORP WASH      COM NEW          859319303 18757.61891 1515155      SH       SOLE            1515155     0   0
STERLING FINL CORP WASH      COM NEW          859319303 10835.595    875250      SH       SOLE            875250      0   0
VALEANT PHARMACEUTICALS INTL COM              91911K102  2743.3536    73905      SH       SOLE            73905       0   0
VISTEON CORP                 COM NEW          92839U206 24189.521    562547      SH       SOLE            562547      0   0
VISTEON CORP                 COM NEW          92839U206 71976.06602 1673862      SH       SOLE            1673862     0   0
WABASH NATL CORP             COM              929566107  1337.031    280300      SH       SOLE            280300      0   0
WELLPOINT INC                COM              94973V107  3014.82624   46183      SH       SOLE            46183       0   0